Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Additional Information [Abstract]
Disclosure of Reconciliation Of Net Debt
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2019	2018	2017

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 26)	1,299	1,911	2,230
Lease liabilities - non-current portion (note 16)	126
Borrowings - current portion (note 26)	734	139	38
Lease liabilities - current portion (note 16)	45	—	—
Total borrowings	2,204	2,050	2,268
Less cash and cash equivalents (note 24)	(456)	(329)	(205)
Net debt	1,748	1,721	2,063

Adjustments:
IFRS16 lease adjustments	(119)
Corporate office lease		(9)	(15)
Unamortised portion of borrowing costs	16	13	18
Cash restricted for use (note 23)	(64)	(66)	(65)
Adjusted net debt	1,581	1,659	2,001

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	619	445	328
Add back:
Finance costs and unwinding of obligations (note 7)	172	168	157
Interest income	(14)	(8)	(8)
Amortisation of tangible, intangible and right of use assets (note 4)	583	558	690
Other amortisation	6	11	3
Associates and joint ventures’ adjustments for amortisation, interest, taxation and other	149	158	117
EBITDA	1,515	1,332	1,287

Adjustments:
Foreign exchange losses	12	9	11
Dividend income	—	(2)	—
Retrenchment and related costs	7	4	9
Care and maintenance costs (note 6)	47	39	62
Impairment, derecognition of assets and (profit) loss on disposal	6	7	2
(Gain) loss on non-hedge derivatives and other commodity contracts	(5)	2	—
Associates and joint ventures’ special items	(2)	(3)	(2)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	1,580	1,388	1,369
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)	1.00:1	1.20:1	1.46:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1

Disclosure of Reconciliation Of Profit (Loss) Before Taxation To Adjusted EBITDA
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2019	2018	2017

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 26)	1,299	1,911	2,230
Lease liabilities - non-current portion (note 16)	126
Borrowings - current portion (note 26)	734	139	38
Lease liabilities - current portion (note 16)	45	—	—
Total borrowings	2,204	2,050	2,268
Less cash and cash equivalents (note 24)	(456)	(329)	(205)
Net debt	1,748	1,721	2,063

Adjustments:
IFRS16 lease adjustments	(119)
Corporate office lease		(9)	(15)
Unamortised portion of borrowing costs	16	13	18
Cash restricted for use (note 23)	(64)	(66)	(65)
Adjusted net debt	1,581	1,659	2,001

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	619	445	328
Add back:
Finance costs and unwinding of obligations (note 7)	172	168	157
Interest income	(14)	(8)	(8)
Amortisation of tangible, intangible and right of use assets (note 4)	583	558	690
Other amortisation	6	11	3
Associates and joint ventures’ adjustments for amortisation, interest, taxation and other	149	158	117
EBITDA	1,515	1,332	1,287

Adjustments:
Foreign exchange losses	12	9	11
Dividend income	—	(2)	—
Retrenchment and related costs	7	4	9
Care and maintenance costs (note 6)	47	39	62
Impairment, derecognition of assets and (profit) loss on disposal	6	7	2
(Gain) loss on non-hedge derivatives and other commodity contracts	(5)	2	—
Associates and joint ventures’ special items	(2)	(3)	(2)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	1,580	1,388	1,369
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)	1.00:1	1.20:1	1.46:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1